Share-based Payment Arrangements - Summary of Employee Share Options (Detail)	6 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
July 2010 to July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	6,670,356	6,822,523
Number of Options, Forfeited | shares	0	(32,167)
Number of Options, Ending of Period | shares	6,670,356	6,790,356
Options exercisable, end of period | shares	6,670,356	6,595,294
Weighted- average Exercise Price, Beginning of Period | $ / shares	$ 1.43	$ 1.41
Weighted- average Exercise Price, Forfeited | $ / shares		2.26
Weighted- average Exercise Price, End of Period | $ / shares	1.43	1.41
Weighted- average Exercise Price, Exercisable End of Period | $ / shares	$ 1.43	$ 1.38
September 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	501,167	698,167
Number of Options, Forfeited | shares		(67,000)
Number of Options, Ending of Period | shares	501,167	631,167
Options exercisable, end of period | shares	501,167
Weighted- average Exercise Price, Beginning of Period | $ / shares	$ 1.28	$ 1.28
Weighted- average Exercise Price, Forfeited | $ / shares		1.28
Weighted- average Exercise Price, End of Period | $ / shares	1.28	$ 1.28
Weighted- average Exercise Price, Exercisable End of Period | $ / shares	$ 1.28